Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets - Intangibles Amortization (Details) $ in Millions	Jul. 01, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Estimated future amortization in, 2017	$ 912
Estimated future amortization in, 2018	670
Estimated future amortization in, 2019	377
Estimated future amortization in, 2020	167
Estimated future amortization in, 2021	161
Estimated future amortization in, 2022 and thereafter	312
Net Carrying Amount	$ 2,599